Note M - Fair Value of Financial Instruments (Details) - Level 3 Fair Value Measurements (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commercial Real Estate Portfolio Segment [Member] | Nonowner Occupied [Member] | Impaired Loans [Member]
Commercial real estate:
Fair Value (in Dollars)	$ 1,973
Valuation Techniques	Sales approach
Unobservable Inputs	Adjustment to comparables
Weighted Average	8.00%
Commercial Real Estate Portfolio Segment [Member] | Nonowner Occupied [Member] | Minimum [Member] | Impaired Loans [Member]
Commercial real estate:
Range	5.00%
Commercial Real Estate Portfolio Segment [Member] | Nonowner Occupied [Member] | Maximum [Member] | Impaired Loans [Member]
Commercial real estate:
Range	10.00%
Commercial and Industrial [Member] | Impaired Loans [Member]
Commercial real estate:
Fair Value (in Dollars)	2,863
Valuation Techniques	Sales approach
Unobservable Inputs	Adjustment to comparables
Weighted Average	16.00%
Commercial and Industrial [Member] | Other Real Estate Owned [Member]
Commercial real estate:
Fair Value (in Dollars)		1,055
Valuation Techniques		Sales approach
Unobservable Inputs		Adjustment to comparables
Range		15.00%
Weighted Average		15.00%
Commercial and Industrial [Member] | Minimum [Member] | Impaired Loans [Member]
Commercial real estate:
Range	0.00%
Commercial and Industrial [Member] | Maximum [Member] | Impaired Loans [Member]
Commercial real estate:
Range	20.00%
Commercial Real Estate Construction Financing Receivable [Member] | Other Real Estate Owned [Member]
Commercial real estate:
Fair Value (in Dollars)	$ 1,058	$ 1,562
Valuation Techniques	Sales approach	Sales approach
Unobservable Inputs	Adjustment to comparables	Adjustment to comparables
Range		15.00%
Weighted Average	19.00%	15.00%
Commercial Real Estate Construction Financing Receivable [Member] | Minimum [Member] | Other Real Estate Owned [Member]
Commercial real estate:
Range	5.00%
Commercial Real Estate Construction Financing Receivable [Member] | Maximum [Member] | Other Real Estate Owned [Member]
Commercial real estate:
Range	35.00%